Pension, Savings, And Other Employee Benefits (Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On a Pre-tax Basis)(Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 52	$ 248
Net actuarial (gain)/loss	379,724	363,457
Total	379,776	363,705
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	95	265
Net actuarial (gain)/loss	(8,076)	(10,918)
Total	$ (7,981)	$ (10,653)